      As filed with the Securities and Exchange Commission on May 11, 2004

                   Registration Nos. 33- 56654 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                             [ ]
                                 ------
     Post-Effective Amendment No.  23                                        [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  37                                                       [X]
                  ------

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                          --------------

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X  on May 28, 2004 pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---
         75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ---
         on (date) pursuant to paragraph (a)(2) of Rule 485
     ---

If appropriate, check the following box:

      X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

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                                EXPLANATORY NOTE

        DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT

Post-Effective Amendment No. 21 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on March 11, 2004, and would have become effective on May 11, 2004.

Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 28, 2004 as the new date upon which the Amendment shall become effective.

The Prospectus, Statement of Additional Information, and Part C relating to ETF easyAnnuity VA is hereby incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission via EDGAR on March 11, 2004.
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 11th day of May, 2004.

                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)



                             By:/s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO



                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)



                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 11th day of May, 2004.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:   /s/ John R. Lindholm
                               John R. Lindholm, President & CEO
                               Date: 05/11/2004


PRINCIPAL FINANCIAL OFFICER:   /s/ Don W. Cummings
                               Don Cummings, Senior Vice President and
                               Chief Financial Officer
                               Date: 05/11/2004


PRINCIPAL ACCOUNTING OFFICER:  /s/ Joseph F. Vap
                               Joseph F. Vap, Director, Financial Operations
                               Date: 05/11/2004

DIRECTORS:

--------------------                                    -----------------------
John F. Barrett                                         William J. Williams
Date: 05/11/2004                                        Date: 05/11/2004


/s/ Dennis L. Carr                                      /s/ Donald J. Wuebbling
Dennis L. Carr                                          Donald J. Wuebbling
Date: 05/11/2004                                        Date: 05/11/2004


/s/ John R. Lindholm
John R. Lindholm
Date: 05/11/2004


/s/ Robert L. Walker
Robert L. Walker
Date: 05/11/2004